UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street     Omaha, Nebraska    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 9/30/13

Item 1.  Reports to Stockholders.

Annual Report

September 30, 2013

1-855-527-2363

www.patriotfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Patriot Fund

Shareholder Letter

September 30, 2013

The Patriot Fund (the "Fund") is a large cap domestic equity portfolio that attempts to provide long-term capital appreciation while maintaining a ‘terror-free’ investment mandate. The Patriot Fund was created to give individual investors the same opportunity to divest their portfolios of companies operating in nations designated as state sponsors of terrorism that institutions have had for years. The Advisor believes that divestment, in addition to being a patriotic act, can help minimize global security risk in a portfolio. The Patriot Fund employs Ascendant’s proprietary investment process that is based on a bottom up, quantitative approach to investment research and security selection. Although the process is primarily quantitative, the most attractive opportunities are evaluated for qualitative considerations before portfolios are constructed or sell decisions are made.

For the twelve months ended September 30, 2013 the Fund (TRFTX) returned 13.58%. YTD the Fund has a return of 15.22%. Top performing Sectors were Financials, Health Care, and Energy.  Bottom performing Sectors were Telecommunication Services, Industrials, and Materials.

Our concerns for the coming year include the looming fiscal, monetary and political issues our country faces.  We believe that a diversified portfolio built by using a consistently applied process to identify relative value stocks with the potential for strong earnings growth and momentum is the best approach to managing the various risk factors investors face.

Regards,

Todd Smurl, CFA

Portfolio Manager

2922-NLD-11/22/2013

PATRIOT FUND

PORTFOLIO REVIEW (Unaudited)

September 30, 2013

The Fund’s performance figures* for the period ending September 30, 2013, compared to its benchmark:

	One Year	Inception** - September 30, 2013
Patriot Fund – Class A	13.32%	11.67%
Patriot Fund – Class A with load	6.82%	7.57%
Patriot Fund – Class C	12.50%	10.96%
Patriot Fund – Class I	13.58%	11.97%
S&P 500 Total Return Index	19.34%	16.12%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   The Fund’s total annual operating expenses are 2.41% for Class A shares, 3.16% for Class C shares and 2.16% for Class I shares per the January 28, 2013 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-527-2363 (1-855-5ASCEND).

** Inception date is March 1, 2012.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. You cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

PATRIOT FUND

PORTFOLIO REVIEW (Unaudited)(Continued)

September 30, 2013

The Fund’s Top Asset Classes are as follows:

Portfolio Holdings:
Asset Class	% of Net Assets
Consumer, Non-Cyclical	21.0%
Financial	15.3%
Consumer, Cyclical	18.6%
Energy	11.7%
Technology	11.2%
Industrial	8.3%
Communications	7.9%
Basic Materials	1.8%
Other, Cash & Cash Equivalents	4.2%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a more detailed analysis of the Fund’s holdings.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2013
Shares		Value
	COMMON STOCKS - 95.8%
	AGRICULTURE - 2.9%
6,392	Lorillard, Inc.	$ 286,234

	AIRLINES - 2.5%
17,482	Southwest Airlines Co.	254,538

	BANKS - 6.8%
7,301	BB&T Corp.	246,409
4,279	Northern Trust Corp.	232,735
5,478	U.S. Bancorp	200,385
		679,529
	CHEMICALS - 1.8%
845	CF Industries Holdings, Inc.	178,151

	COMMERCIAL SERVICES - 3.3%
491	Mastercard, Inc. - Class A	330,335

	COMPUTERS - 3.5%
2,479	Accenture PLC - Class A	182,554
359	Apple, Inc.	171,153
		353,707
	DISTRIBUTION/WHOLESALE - 2.6%
1,005	WW Grainger, Inc.	263,019

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
4,347	American Express Co.	328,285

	ELECTRONICS - 2.8%
3,096	Thermo Fisher Scientific, Inc.	285,296

	FOOD - 2.3%
7,524	ConAgra Foods, Inc.	228,278

	HEALTHCARE-SERVICES - 4.9%
3,833	Aetna, Inc.	245,389
3,405	UnitedHealth Group, Inc.	243,832
		489,221
	HOUSEHOLD PRODUCTS & WARES - 2.5%
2,707	Kimberly-Clark Corp.	255,054

	INSURANCE - 5.3%
3,307	ACE Ltd.	309,403
4,639	MetLife, Inc.	217,801
		527,204
	INTERNET - 3.2%
365	Google Inc. - Class A *	319,707

	MACHINERY-DIVERSIFIED - 2.7%
3,330	Deere & Co.	271,029

See accompanying notes to financial statements.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2013
	Shares		Value
		MISCELLANEOUS MANUFACTURING - 2.8%
	11,637	General Electric Co.	$ 278,008

		OIL & GAS - 11.7%
	1,953	Chevron Corp.	237,289
	2,330	Continental Resources, Inc.*	249,916
	1,428	EOG Resources, Inc.	241,732
	2,856	Exxon Mobil Corp.	245,730
	3,525	Phillips 66	203,815
			1,178,482
		PHARMACEUTICALS - 5.2%
	5,296	Eli Lilly & Co.	266,548
	5,347	Merck & Co., Inc.	254,571
			521,119
		RETAIL - 13.4%
	4,713	CVS Caremark Corp.	267,463
	7,375	Foot Locker, Inc.	250,307
	7,455	Gap, Inc. (The)	300,287
	3,182	Home Depot, Inc.	241,355
	5,101	TJX Cos., Inc.	287,645
			1,347,057
		SEMICONDUCTORS - 2.9%
	4,324	QUALCOMM, Inc.	291,265

		SOFTWARE - 4.7%
	3,090	Fiserv, Inc. *	312,244
	4,856	Microsoft Corp.	161,753
			473,997
		TELECOMMUNICATIONS - 4.7%
	7,135	AT&T, Inc.	241,306
	9,768	Cisco Systems, Inc.	228,767
			470,073

		TOTAL COMMON STOCKS (Cost $8,027,396)	9,609,588

		SHORT-TERM INVESTMENT - 4.3%
	431,857	Dreyfus Cash Management Institutional Shares, 0.15%** (Cost $431,857)	$ 431,857

		TOTAL INVESTMENTS - 100.1% (Cost $8,459,253) (a)	$ 10,041,445
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)	(5,302)
		NET ASSETS - 100.0%	$ 10,036,143

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,479,069 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 1,605,377
		Unrealized Depreciation:	(43,001)
		Net Unrealized Appreciation:	$ 1,562,376
*	Non-income producing security
**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2013.

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2013

ASSETS
Investment in securities at value (identified cost $8,459,253)	$ 10,041,445
Dividends and interest receivable	12,904
Prepaid expenses and other assets	4,889
TOTAL ASSETS	10,059,238

LIABILITIES
Investment advisory fees payable	333
Distribution (12b-1) fees payable	374
Fees payable to other affiliates	6,607
Accrued expenses and other liabilities	15,781
TOTAL LIABILITIES	23,095
NET ASSETS	$ 10,036,143

Net Assets Consist Of:
Paid in capital	$ 8,448,508
Accumulated net investment loss	(4,823)
Accumulated net realized gain from security transactions	10,266
Net unrealized appreciation on investments	1,582,192
NET ASSETS	$ 10,036,143

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 801,304
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	67,293
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 11.91
Maximum offering price per share (maximum sales charge of 5.75%) (b)	$ 12.64

Class C Shares:
Net Assets	$ 239,257
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	20,292
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 11.79

Class I Shares:
Net Assets	$ 8,995,582
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	752,033
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 11.96

(a)	Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Redemption of shares held less than 30 days may be assessed a redemption fee of 2.00%
(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2013

INVESTMENT INCOME
Dividends	$ 203,993
Interest	209
TOTAL INVESTMENT INCOME	204,202

EXPENSES
Investment advisory fees	134,218
Distribution (12b-1) fees:
Class A	1,922
Class C	891
Administrative services fees	58,271
Professional fees	22,459
Transfer agent fees	18,664
Compliance officer fees	7,399
Trustees fees and expenses	6,782
Printing and postage expenses	6,057
Registration fees	5,809
Custodian fees	4,518
Insurance expense	401
Non 12b-1 shareholder servicing	231
Other expenses	3,027
TOTAL EXPENSES	270,649
Less: Fees waived by the Adviser	(61,624)

NET EXPENSES	209,025
NET INVESTMENT LOSS	(4,823)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	166,484
Options Written	(18,567)
Net realized gain on investments	147,917

Net change in unrealized appreciation on investments	1,029,546

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,177,463

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,172,640

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	September 30,	September 30,
	2013	2012**
FROM OPERATIONS
Net investment loss	$ (4,823)	$ (2,099)
Net realized gain (loss) from security transactions and options written	147,917	(137,651)
Net change in unrealized appreciation on investments	1,029,546	552,646
Net increase in net assets resulting from operations	1,172,640	412,896

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	85,524	789,720
Class C	211,433	35,010
Class I	934,196	8,187,400
Redemption fee proceeds:
Class A	-	6
Class C	-	1
Class I	-	145
Payments for shares redeemed:
Class A	(123,035)	(78,300)
Class C	(17,948)	-
Class I	(1,516,582)	(56,963)
	(426,412)	8,877,019

TOTAL INCREASE IN NET ASSETS	746,228	9,289,915

NET ASSETS
Beginning of Period	9,289,915	-
End of Period*	$ 10,036,143	$ 9,289,915
*Includes accumulated net investment income (loss) of:	$ (4,823)	$ -

SHARE ACTIVITY
Class A:
Shares Sold	7,837	78,878
Shares Redeemed	(11,602)	(7,820)
Net increase (decrease) in shares of beneficial interest outstanding	(3,765)	71,058

Class C:
Shares Sold	18,275	3,529
Shares Redeemed	(1,512)	-
Net increase in shares of beneficial interest outstanding	16,763	3,529

Class I:
Shares Sold	83,880	813,399
Shares Redeemed	(139,693)	(5,553)
Net increase (decrease) in shares of beneficial interest outstanding	(55,813)	807,846

** The Patriot Fund commenced operations on March 1, 2012.

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	September 30,	September 30,
Class A Shares	2013	2012 (1)
Net asset value, beginning of period	$ 10.51	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.03)	(0.02)
Net realized and unrealized
gain on investments	1.43	0.53
Total from investment operations	1.40	0.51

Paid-in-Capital From Redemption Fees (2)	-	0.00	(7)

Net asset value, end of period	$ 11.91	$ 10.51

Total return (3)	13.32%	5.10%	(6)

Net assets, at end of period (000s)	$ 801	$ 747

Ratio of gross expenses to average
net assets (4)	3.04%	4.32%	(5)
Ratio of net expenses to average
net assets	2.40%	2.40%	(5)
Ratio of net investment loss
to average net assets	(0.27)%	(0.28)%	(5)

Portfolio Turnover Rate	32%	34%	(6)

(1) The Patriot Fund's Class A commenced operations on March 1, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	September 30,	September 30,
Class C Shares	2013	2012 (1)
Net asset value, beginning of period	$ 10.48	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.13)	(0.06)
Net realized and unrealized
gain on investments	1.44	0.54
Total from investment operations	1.31	0.48

Paid-in-Capital From Redemption Fees (2)	-	0.00	(7)

Net asset value, end of period	$ 11.79	$ 10.48

Total return (3)	12.50%	4.80%	(6)

Net assets, at end of period (000s)	$ 239	$ 37

Ratio of gross expenses to average
net assets (4)	3.79%	5.07%	(5)
Ratio of net expenses to average
net assets	3.15%	3.15%	(5)
Ratio of net investment loss
to average net assets	(1.14)%	(1.03)%	(5)

Portfolio Turnover Rate	32%	34%	(6)

(1) The Patriot Fund's Class C shares commenced operations on March 1, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Period Ended
	September 30,		September 30,
Class I Shares	2013		2012 (1)
Net asset value, beginning of period	$ 10.53		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.00)	(7)	(0.00)	(7)
Net realized and unrealized
gain on investments	1.43		0.53
Total from investment operations	1.43		0.53

Paid-in-Capital From Redemption Fees (2)	-		0.00	(7)

Net asset value, end of period	$ 11.96		$ 10.53

Total return (3)	13.58%		5.30%	(6)

Net assets, at end of period (000s)	$ 8,996		$ 8,506

Ratio of gross expenses to average
net assets (4)	2.79%		4.07%	(5)
Ratio of net expenses to average
net assets	2.15%		2.15%	(5)
Ratio of net investment loss
to average net assets	(0.02)%		(0.03)%	(5)

Portfolio Turnover Rate	32%		34%	(6)

(1) The Patriot Fund's Class I shares commenced operations on March 1, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2013

1.

ORGANIZATION

The Patriot Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund’s investment objective is to seek growth of capital.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,609,588	$ -	$ -	$ 9,609,588
Short-Term Investment	431,857	-	-	431,857
Total	$ 10,041,445	$ -	$ -	$ 10,041,445

There were no transfers into or out of Level 1, Level 2 or Level 3 during the current year. It is the Fund’s policy to record transfers between fair value levels at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the year.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of September 30, 2013, the amount of unrealized appreciation and realized gain (loss) on option contracts subject to equity price risk is as follows:

The amount of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

to uncertain tax positions taken by the Fund in its open 2012 tax returns or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended September 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $2,937,868 and $3,599,462 respectively.

Transactions in option contracts written during the year ended September 30, 2013 were as follows:

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Ascendant Advisors, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.40% per annum of Class A average daily net assets, 3.15% per annum for Class C average daily net assets, and 2.15% per annum for Class I average daily net assets.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 2.40%, 3.15% and 2.15% of average daily net assets, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.40%, 3.15% and 2.15% of average daily net assets for Class A, Class C and Class I, respectively. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 2.40%, 3.15% and 2.15% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the Fund by the following dates:

	9/30/2015	9/30/2016
Patriot Fund	$ 74,238	$ 61,624

During the year ended September 30, 2013, AWM Services, LLC, a registered broker/dealer and an affiliate of the Fund executed trades on behalf of the Fund.  AWM Services, LLC received $5,442 in brokerage commissions.

Distributor- The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A and C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A shares for the year ended September 30, 2013, the Distributor received $2,622 from front-end sales charges of which $341 was retained by the underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Amounts due to GFS for these various services as of September 30, 2013 are reported in the Statement of Assets and Liabilities as “Payable to other affiliates”.

5.

TAX COMPONENTS OF CAPITAL

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales and straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $4,823.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

amendments in these ASU’s require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU’s are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7. PROXY VOTING

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers, and Mark H. Taylor to the Board of Trustees of the Trust.

	Shares Voted In Favor	Shares Voted Against or Abstentions
Mark Garbin	609,702,446	7,380,704
Mark D. Gersten	609,750,246	7,332,904
John V. Palancia	609,370,118	7,713,033
Andrew Rogers	609,691,730	7,391,421
Mark H. Taylor	608,885,975	8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

8.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Patriot Fund and

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of The Patriot Fund, a series of shares of beneficial interest of Northern Lights Fund Trust (the "Fund"), including the portfolio of investments, as of September 30, 2013, and related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period March 1, 2012 (commencement of operations) through September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Patriot Fund, as of September 30, 2013, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period March 1, 2012 through September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

November 26, 2013

PATRIOT FUND

EXPENSE EXAMPLES (Unaudited)

September 30, 2013

As a shareholder of the Patriot Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Patriot Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Patriot Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period* 4/1/13– 9/30/13	Expense Ratio During Period** 4/1/13 – 9/30/13
Class A	$1,000.00	$1,046.60	$12.31	2.40%
Class C	1,000.00	1,042.40	16.13	3.15
Class I	1,000.00	1,047.30	11.04	2.15

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period* 4/1/13 – 9/30/13	Expense Ratio During Period** 4/1/13 – 9/30/13
Class A	$1,000.00	$1,013.04	$12.11	2.40%
Class C	1,000.00	1,009.28	15.87	3.15
Class I	1,000.00	1,014.28	10.86	2.15

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

PATRIOT FUND

 SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2013

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees
Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl^ Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	99

AdvisorOne Funds (12 portfolios) (2004-2013); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen^ Born in 1954	Trustee Since 2005	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	99	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Variable Trust (since 2006)
Mark H. Taylor^ Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	113

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	113	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	99	Schroder Global Series Trust and Two Roads Shared Trust (since 2012)
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007); Managing Director and Head of Equity Derivatives -Americas, Rabobank International (2006-2007)	99	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee)

Interested Trustees and Officers
Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola***^ Born in 1952	Trustee 2005-2013; Chairman of the Board 2005-2013	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004)	99	AdvisorOne Funds (12 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Andrew Rogers**** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).	99	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).  Mr. Miola resigned effective September 24, 2013.

****Andrew Rogers is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent).

^ These Trustees were named in the SEC order instituting settled administrative proceedings against Northern Lights Compliance Services, LLC, Gemini Fund Services, LLC and certain Trustees.  For more information, please see the “Legal Proceedings” in the Statement of Additional Information (“SAI”).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-527-2363.

9/30/13 – NLFT_v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has does not share with affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISER

Ascendant Advisors, LLC

Four Oaks Place

1330 Post Oaks Blvd., Suite 1550

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

  The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $11,500

2012 - $11,500

(b)

Audit-Related Fees

2013 - None

2012 - None

(c)

Tax Fees

2013 - $2,000

2012 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 – None

2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

2012

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $2,000

2012 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/9/13

By (Signature and Title)

/s/Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/9/13